Trade and other receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 501	$ 438
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	275	212
EMEAA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	172	183
Greater China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 54	$ 43